Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

3. PROPERTY AND EQUIPMENT

At September 30, 2017 and December 31, 2016, property and equipment consists of the following:

	September 30, 2017	December 31, 2016
Computer equipment	$99,556	$99,556
Furniture and fixtures	21,303	21,303
Leasehold improvements	7,112	7,112
	$127,971	$127,971
Less accumulated depreciation and amortization	113,144	108,649
Total	$14,827	$19,322

Depreciation of property and equipment amounted to $4,495 and $7,045 during the nine months ended September 30, 2017 and 2016, respectively. Depreciation of property and equipment amounted to $1,451 and $3,212 during the three months ended September 30, 2017 and 2016, respectively. Depreciation costs are included in the accompanying statements of operations in operating expenses.

3.	PROPERTY AND EQUIPMENT

At December 31, 2016 and 2015, property and equipment consists of the following:

	2016	2015
Computer equipment	$99,556	$111,196
Furniture and fixtures	21,303	21,303
Leasehold improvements	7,112	35,897
	127,971	168,396

Less accumulated depreciation and amortization	108,649	139,885

Total	$19,322	$28,511

Depreciation of property and equipment amounted to $8,618 and $14,124 during the years ended December 31, 2016 and 2015, respectively. Depreciation costs are included in the accompanying statements of operations in operating expenses.